Loans (Tables)	12 Months Ended
Dec. 31, 2020
Summary of loans, by loan type

	December 31,	December 31,
	2020	2019

	(Dollars in Thousands)
Commercial, financial and agricultural	$4,516,288	$3,379,837
Real estate - mortgage	999,144	1,140,377
Real estate - construction	1,846,757	2,185,883
Consumer	40,595	47,800
Foreign	138,970	141,049
Total loans	$7,541,754	$6,894,946